Share-based awards - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				9 Months Ended		77 Months Ended
	Sep. 30, 2025	Oct. 25, 2024	May 11, 2015	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	May 16, 2019
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of shares exercisable (in shares)	424,978			424,978		424,978
Weighted average contractual term of options exercisable	2 years 10 months 6 days
Weighted average exercise price of options exercisble (USD per share)	$ 152.58			$ 152.58		$ 152.58
Restricted stock units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional ordinary shares which have been reserved for issuance (in shares)		2,500,000	2,500,000
Ordinary shares which have been reserved for issuance (in shares)		6,600,000
Consultants Restricted Stock Units 2019
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)							250,000
Consultants Restricted Stock Units 2019 | Non-executive directors
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period						12 months
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 9.1	$ 25.6
Fair value of stock units granted				151.9	78.2
Restricted Stock Units (RSUs) | Within next 12 months
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units granted				73.9	1.5
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested				$ 1.9	$ 1.8
PSUs based on service and EPS targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units to be granted (in shares)	62,427			62,427		62,427